Other Financial Information (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets [Abstract]
Cash and cash equivalents	$ 257,868	$ 171,096	$ 207,410	$ 173,933
Restricted cash	24,704	6,399
Accounts receivable, net	85,721	101,386
Due from affiliate companies	50,837	49,404
Prepaid expenses and other current assets	51,437	42,689
Total current assets	470,567	370,974
Deposit for vessel acquisitions		63,814
Vessels, port terminal and other fixed assets, net	1,746,493	1,767,946
Loan receivable from affiliate company	35,000	40,000
Investments In Affiliates	197,291	117,088	18,695
Investments In Available For Sale Securities	559	82,904
Long-term receivable from affiliate company	57,701
Other long term assets	64,457	67,489
Goodwill and other intangibles	369,394	403,609
Total non-current assets	2,470,895	2,542,850
Total assets	2,941,462	2,913,824
Current Liabilities [Abstract]
Accounts payable	63,921	52,113
Dividends Payable		6,149	7,214
Accrued expenses	75,681	63,870
Deferred income and cash received in advance	15,326	28,557
Current portion of capital lease obligations	1,353	31,221
Current portion of long term debt	33,095	70,093
Total current liabilities	189,376	252,003
Long term debt, net of current portion	1,325,117	1,383,464
Capital lease obligations, net of current portion	23,759
Unfavorable lease terms	32,006	44,825
Other long term liabilities and deferred income	29,643	38,212
Deferred tax liability	18,522	19,628
Total non-current liabilities	1,429,047	1,486,129
Total liabilities	1,618,423	1,738,132
Noncontrolling interest	116,663	116,586
Total Navios Holdings' stockholders' equity	1,206,376	1,059,106
Total liabilities and stockholders' equity	2,941,462	2,913,824
Navios Maritime Holdings Inc. Issuer
Current assets [Abstract]
Cash and cash equivalents	79,213	74,160	6,323	115,535
Restricted cash	14,278	2,597
Intercompany receivables	49,852	77,997
Due from affiliate companies	1,300	1,300
Total current assets	144,643	156,054
Loan receivable from affiliate company	35,000	40,000
Investments in subsidiaries	1,626,699	1,397,866
Investments In Affiliates	187,008	107,127
Investments In Available For Sale Securities		82,572
Other long term assets	16,212	15,543
Goodwill and other intangibles	95,183	98,001
Total non-current assets	1,960,102	1,741,109
Total assets	2,104,745	1,897,163
Current Liabilities [Abstract]
Dividends Payable		6,149
Accrued expenses	18,142	16,878
Current portion of long term debt	5,433	7,382
Total current liabilities	23,575	30,409
Long term debt, net of current portion	874,794	807,648
Total non-current liabilities	874,794	807,648
Total liabilities	898,369	838,057
Total Navios Holdings' stockholders' equity	1,206,376	1,059,106
Total liabilities and stockholders' equity	2,104,745	1,897,163
Guarantor Subsidiaries
Current assets [Abstract]
Cash and cash equivalents	133,116	56,406	94,689	28,777
Restricted cash	10,426	3,802
Accounts receivable, net	56,599	69,536
Due from affiliate companies	49,974	50,254
Prepaid expenses and other current assets	27,502	28,503
Total current assets	277,617	208,501
Deposit for vessel acquisitions		63,814
Vessels, port terminal and other fixed assets, net	1,390,455	1,349,622
Investments in subsidiaries	276,042	274,494
Investments In Affiliates	442	233
Investments In Available For Sale Securities	559	332
Long-term receivable from affiliate company	57,701
Other long term assets	29,077	33,882
Goodwill and other intangibles	110,690	137,649
Total non-current assets	1,864,966	1,860,026
Total assets	2,142,583	2,068,527
Current Liabilities [Abstract]
Accounts payable	25,440	28,529
Accrued expenses	40,411	30,809
Deferred income and cash received in advance	12,322	23,235
Intercompany payables	115,335	105,160
Current portion of long term debt	27,593	54,142
Total current liabilities	221,101	241,875
Long term debt, net of current portion	249,794	352,717
Unfavorable lease terms	32,006	44,825
Other long term liabilities and deferred income	19,211	35,140
Total non-current liabilities	301,011	432,682
Total liabilities	522,112	674,557
Total Navios Holdings' stockholders' equity	1,620,471	1,393,970
Total liabilities and stockholders' equity	2,142,583	2,068,527
Non Guarantor Subsidiaries
Current assets [Abstract]
Cash and cash equivalents	45,539	40,530	106,398	29,621
Accounts receivable, net	29,122	31,850
Intercompany receivables	71,379	65,247
Prepaid expenses and other current assets	23,935	14,186
Total current assets	169,975	151,813
Vessels, port terminal and other fixed assets, net	356,038	418,324
Investments In Affiliates	9,841	9,728
Other long term assets	19,168	18,064
Goodwill and other intangibles	163,521	167,959
Total non-current assets	548,568	614,075
Total assets	718,543	765,888
Current Liabilities [Abstract]
Accounts payable	38,481	23,584
Accrued expenses	17,128	16,183
Deferred income and cash received in advance	3,004	5,322
Intercompany payables	5,896	38,084
Due to affiliate companies	437	2,150
Current portion of capital lease obligations	1,353	31,221
Current portion of long term debt	69	8,569
Total current liabilities	66,368	125,113
Long term debt, net of current portion	200,529	223,099
Capital lease obligations, net of current portion	23,759
Other long term liabilities and deferred income	10,432	3,072
Deferred tax liability	18,522	19,628
Total non-current liabilities	253,242	245,799
Total liabilities	319,610	370,912
Noncontrolling interest	116,663	116,586
Total Navios Holdings' stockholders' equity	282,270	278,390
Total liabilities and stockholders' equity	718,543	765,888
Eliminations
Current assets [Abstract]
Intercompany receivables	(121,231)	(143,244)
Due from affiliate companies	(437)	(2,150)
Total current assets	(121,668)	(145,394)
Investments in subsidiaries	(1,902,741)	(1,672,360)
Total non-current assets	(1,902,741)	(1,672,360)
Total assets	(2,024,409)	(1,817,754)
Current Liabilities [Abstract]
Intercompany payables	(121,231)	(143,244)
Due to affiliate companies	(437)	(2,150)
Total current liabilities	(121,668)	(145,394)
Total liabilities	(121,668)	(145,394)
Total Navios Holdings' stockholders' equity	(1,902,741)	(1,672,360)
Total liabilities and stockholders' equity	$ (2,024,409)	$ (1,817,754)